Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2022
Cash Equivalents and Restricted Cash [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 6 - CASH, CASH EQUIVALENTS AND RESTRICTED CASH:

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported on the consolidated balance sheet that sum to the same total amount as shown in the consolidated statement of cash flows.

	December 31,
	2022	2021
	(U.S. Dollars in thousands)
Cash and cash equivalents	38,463	66,645
Restricted bank deposit (1)	66	127
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	38,529	66,772

(1)	As of December 31, 2022 and 2021, the Company’s restricted cash consisted of a bank deposit that was denominated in New Israeli Shekel. Restricted deposit is presented at cost including accrued interest. This bank deposit is used as security for credit card use and collateralizing the Company’s lease contracts.